Note 4 - Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

NOTE 5: INTANGIBLE ASSETS AND GOODWILL

Intangible assets consisted of the following as of December 31, 2022 and March 31, 2022:

	December 31,	March 31,
	2022	2022
	(unaudited)
Customer relationships	$2,100,000	$2,100,000
Non-compete agreements	250,000	250,000
Total intangible assets	2,350,000	2,350,000
Accumulated amortization and impairment	(826,399)	(633,669)
Intangible assets, net	$1,523,601	$1,716,331

In the acquisition of Banner Midstream by Ecoark Holdings, the intangible assets acquired consisted of customer relationships and non-compete agreements valued at $2,350,000. The estimated useful lives of the customer relationships are ten years based on the estimated cash flows from those customer contracts, and the estimated useful lives of the non-compete agreement is five years amortized over a straight-line method. These assets continue to be amortized as there have been no changes or evidence of impairment.

In addition to the statutory based intangible assets noted above, the Company recorded a total of $4,900,873 of goodwill in connection with the acquisition of Banner Midstream by Ecoark Holdings.

The Company assessed the criteria for impairment, and there were no indicators of impairment present as of December 31, 2022 and therefore no impairment is necessary.

	Nine Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Amortization expense	$192,729	$261,611

	Three Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Amortization expense	$64,243	$87,203

The following is the future amortization of the intangibles as of December 31:

2023	$263,363
2024	262,549
2025	230,252
2026	205,144
2027	202,825
Thereafter	359,468
$1,523,601

Banner Midstream Corp. [Member]
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

NOTE 4: INTANGIBLE ASSETS AND GOODWILL

Intangible assets consisted of the following as of March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021

Customer relationships	$2,100,000	$2,100,000
Non-compete agreements	250,000	250,000
Total intangible assets	2,350,000	2,350,000
Accumulated amortization and impairment	(633,669)	(284,855)
Intangible assets, net	$1,716,331	$2,065,145

In the acquisition of Banner Midstream, by Ecoark Holdings, the intangible assets acquired consisted of the customer relationships and non-compete agreements valued at $2,350,000. The estimated useful lives of the customer relationships are ten years based on the estimated cash flows from those customer contracts, and the estimated useful lives of the non-compete agreement is five years amortized over a straight-line method.

Amortization expense for the years ended March 31, 2022 and 2021 was $348,814 and $284,855, respectively.

The following is the future amortization of the intangibles as of March 31:

2023	$256,973
2024	265,493
2025	261,568
2026	219,813
2027	200,255
Thereafter	512,229
$1,716,331

In addition to the statutory based intangible assets noted above, Ecoark Holdings recorded a total of $4,900,873 of goodwill in connection with the purchase of Banner Midstream.

The Company assessed the criteria for impairment, and there were no indicators of impairment present as of March 31, 2022, and therefore no impairment is necessary.